Loans and Allowance for Loan Losses - Schedule of Average Recorded Investment and Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
With no related allowance recorded:
Average Recorded Investment	$ 16,231	$ 20,863
Interest Recognized For the Period Ended	1	74
With an allowance recorded:
Average Recorded Investment	3,119	11,204
Interest Recognized For the Period Ended	137	91
Total average recorded investment	19,350	32,067
Total interest recognized for the period ended	138	165
Commercial, Financial, and Agricultural
With no related allowance recorded:
Average Recorded Investment	0	5,063
Interest Recognized For the Period Ended	0	35
With an allowance recorded:
Average Recorded Investment	319	357
Interest Recognized For the Period Ended	10	21
Real estate construction − commercial and Real estate mortgage − commercial | Construction
With an allowance recorded:
Average Recorded Investment	93	131
Interest Recognized For the Period Ended	97	0
Real estate construction − commercial and Real estate mortgage − commercial | Mortgage
With no related allowance recorded:
Average Recorded Investment	16,230	14,639
Interest Recognized For the Period Ended	0	1
With an allowance recorded:
Average Recorded Investment	428	8,974
Interest Recognized For the Period Ended	1	31
Real estate construction − residential and Real estate mortgage − residential | Construction
With an allowance recorded:
Average Recorded Investment	0	47
Interest Recognized For the Period Ended	0	0
Real estate construction − residential and Real estate mortgage − residential | Mortgage
With no related allowance recorded:
Average Recorded Investment	1	1,142
Interest Recognized For the Period Ended	1	38
With an allowance recorded:
Average Recorded Investment	2,189	1,652
Interest Recognized For the Period Ended	29	35
Installment and other consumer
With no related allowance recorded:
Average Recorded Investment	0	19
Interest Recognized For the Period Ended	0	0
With an allowance recorded:
Average Recorded Investment	90	43
Interest Recognized For the Period Ended	$ 0	$ 4